INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES
Finished goods	$ 8,488	$ 13,579
Raw materials	2,748	4,577
Work in process	126	578
Inventory, Net, Total	11,362	18,734
Consignment inventory included in finished goods	2,566	830
Inventory reserve	$ 2,689	$ 2,543